Document and Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 12, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Cheviot Financial Corp.
Entity Central Index Key	0001528843
Trading Symbol	chev
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		8,861,110
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 8,006	$ 5,776	$ 3,217
Federal funds sold	16,573	5,924	4,582
Interest-earning deposits in other financial institutions	9,421	6,449	3,484
Cash and cash equivalents	34,000	18,149	11,283
Investment securities available for sale - at fair value	88,016	88,382	55,851
Mortgage-backed securities available for sale - at fair value	8,358	4,279	4,920
Mortgage-backed securities held to maturity - at cost, approximate market value of $4,633, $4,916 and $5,816 at June 30, 2011(unaudited) December 31, 2010 and 2009, respectively	4,488	4,779	5,744
Loans receivable - net	406,699	220,998	245,905
Loans held for sale-at lower of cost or market	954	4,440	1,097
Real estate acquired through foreclosure - net	3,682	2,007	2,048
Office premises and equipment - at depreciated cost	9,995	4,610	4,889
Federal Home Loan Bank stock - at cost	8,366	3,375	3,369
Accrued interest receivable on loans	1,754	925	1,074
Accrued interest receivable on mortgage-backed securities	35	23	36
Accrued interest receivable on investments and interest-bearing deposits	480	392	322
Goodwill	10,309
Core deposit intangible - net	1,208
Prepaid expenses and other assets	4,073	1,510	1,591
Bank-owned life insurance	10,163	3,791	3,653
Prepaid federal income taxes	1,001	409	78
Deferred federal income taxes	3,547
Total assets	597,128	358,069	341,860
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	474,888	257,852	235,904
Advances from the Federal Home Loan Bank	44,245	27,300	33,672
Other borrowings	35
Advances by borrowers for taxes and insurance	1,146	1,440	1,501
Accrued interest payable	179	99	136
Accounts payable and other liabilities	5,295	1,955	1,625
Deferred federal income taxes		4	272
Total liabilities	525,788	288,650	273,110
Commitments and contingencies
Shareholders' equity
Preferred stock - authorized 5,000,000 shares, $.01 par value; none issued
Common stock - authorized 30,000,000 shares, $.01 par value; 9,918,751 shares issued at June 30, 2011 (unaudited), December 31, 2010 and 2009	99	99	99
Additional paid-in capital	43,873	43,878	43,819
Shares acquired by stock benefit plans	(1,270)	(1,302)	(2,069)
Treasury stock - at cost, 1,053,843 and 1,050,045 shares at June 30, 2011 (unaudited), December 31, 2010 and 2009	(12,859)	(12,860)	(12,828)
Retained earnings - restricted	41,294	40,655	40,109
Accumulated comprehensive gain (loss), unrealized gains (losses) on securities available for sale, net of tax expense (benefits)	203	(1,051)	(380)
Total shareholders' equity	71,340	69,419	68,750
Total liabilities and shareholders' equity	$ 597,128	$ 358,069	$ 341,860

CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parentheticals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Financial Position [Abstract]
Mortgage-backed securities held to maturity, approximate market value (in dollars)	$ 4,633	$ 4,916	$ 5,816
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000	30,000,000
Common stock, shares issued	9,918,751	9,918,751	9,918,751
Treasury stock, shares	1,053,843	1,053,843	1,050,045

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Loans	$ 8,853	$ 6,913	$ 13,285	$ 14,643	$ 15,436
Mortgage-backed securities	137	162	289	437	464
Investment securities	1,033	848	1,714	1,197	2,074
Interest-earning deposits and other	137	77	150	196	84
Total interest income	10,160	8,000	15,438	16,473	18,058
Interest expense
Deposits	2,217	1,784	3,435	4,844	6,727
Borrowings	615	718	1,263	1,741	1,718
Total interest expense	2,832	2,502	4,698	6,585	8,445
Net interest income	7,328	5,498	10,740	9,888	9,613
Provision for losses on loans	200	100	550	853	668
Net interest income after provision for losses on loans	7,128	5,398	10,190	9,035	8,945
Other income
Rental	58	32	64	51	51
Gain (loss) on sale of real estate acquired through foreclosure	122	(22)	(23)	(102)	(48)
Gain (loss) on sale of office premises and equipment				1	(15)
Gain on sale of loans	226	82	694	386	53
Earnings on bank-owned life insurance	124	69	138	137	133
Other operating	657	208	450	340	329
Total other income	1,187	369	1,323	813	503
General, administrative and other expense
Employee compensation and benefits	3,122	2,251	4,489	4,604	4,331
Occupancy and equipment	535	323	664	572	582
Property, payroll and other taxes	598	499	965	984	960
Data processing	219	112	238	314	311
Legal and professional	542	236	891	444	382
Advertising	280	100	197	195	196
FDIC expense	305	147	291	248	31
Other operating	969	396	805	780	647
Total general, administrative and other expense	6,570	4,064	8,540	8,141	7,440
Earnings before income taxes	1,745	1,703	2,973	1,707	2,008
Federal income taxes (benefits)
Current	(411)	531	917	623	724
Deferred	701	91	78	(17)	(132)
Total federal income taxes	290	622	995	606	592
NET EARNINGS	$ 1,455	$ 1,081	$ 1,978	$ 1,101	$ 1,416
Earnings per share - basic and diluted (in dollars per share)	$ 0.17	$ 0.12	$ 0.23	$ 0.13	$ 0.16

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net earnings	$ 1,455	$ 1,081	$ 1,978	$ 1,101	$ 1,416
Other comprehensive income (loss), net of tax expense (benefit):
Unrealized holding gains (losses) on securities during the period, net of tax expense (benefits) of $646, $317, $346, $123 and $96 for the six months ended June 30, 2011 and 2010 (unaudited) and For the years ended December 31, 2010, 2009 and 2008, respectively	1,254	615	(671)	(239)	(187)
Comprehensive income	2,709	1,696	1,307	862	1,229
Accumulated comprehensive income (loss)	$ 203	$ 235	$ (1,051)	$ (380)	$ (141)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthenticals) (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement Of Income and Comprehensive Income [Abstract]
Unrealized holding gains on securities during the period, tax expense (in dollars)	$ 646	$ 317	$ 346	$ 123	$ 96

CONSOLIDATED STOCKHOLDERS EQUITY STATEMENT (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Shares Acquired by Stock Benefit Plans	Treasury Stock	Retained Earnings	Unrealized Gains (Losses) On On Securities Available For Sale	Total
Balance at Dec. 31, 2008	$ 99	$ 43,625	$ (2,829)	$ (12,799)	$ 40,276	$ (141)	$ 68,231
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					1,101		1,101
Cash dividends					(1,268)		(1,268)
Amortization expense of stock benefit plans		(54)	760				706
Stock option expense		248					248
Treasury stock repurchases				(29)			(29)
Unrealized gains on securities designated as available for sale, net of related tax benefits						(239)	(239)
Balance at Dec. 31, 2009	99	43,819	(2,069)	(12,828)	40,109	(380)	68,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					1,978		1,978
Cash dividends					(1,432)		(1,432)
Amortization expense of stock benefit plans		(37)	767				730
Stock option expense		96					96
Treasury stock repurchases				(32)			(32)
Unrealized gains on securities designated as available for sale, net of related tax benefits						(671)	(671)
Balance at Dec. 31, 2010	99	43,878	(1,302)	(12,860)	40,655	(1,051)	69,419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					1,455		1,455
Cash dividends					(816)		(816)
Amortization expense of stock benefit plans		(14)	32				18
Stock option expense		10					10
Treasury stock repurchases
Unrealized gains on securities designated as available for sale, net of related tax benefits						1,254	1,254
Balance at Jun. 30, 2011	$ 99	$ 43,874	$ (1,270)	$ (12,860)	$ 41,294	$ 203	$ 71,340

CONSOLIDATED STOCKHOLDERS EQUITY STATEMENT (Parentheticals) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Cash dividends (in dollar per shares)	$ 0.24	$ 0.44	$ 0.4

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net earnings	$ 1,455	$ 1,081	$ 1,978	$ 1,101	$ 1,416
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of premiums and discounts on investment and mortgage-backed securities, net	(8)	19	18	29	(21)
Depreciation	219	158	317	317	301
Amortization expense related to stock benefit plans	18	390	730	706	715
Amortization of deferred loan origination fees	59	(4)	105	(13)	1
Amortization of intangible assets	90
Amortization of fair value adjustments	(240)
Proceeds from sale of loans in the secondary market	18,796	5,194	26,771	23,486	3,836
Loans originated for sale in the secondary market	(23,032)	(5,112)	(29,734)	(23,100)	(3,783)
Gain on sale of loans	(226)	(82)	(694)	(386)	(53)
Gain (loss) on sale of real estate acquired through foreclosure	(122)	22	23	102	48
Impairment on real estate acquired through foreclosure	138	100	107
Loss on sale of office premises and equipment					15
Federal Home Loan Bank stock dividends		(6)	(6)		(131)
Earnings on bank-owned life insurance	(124)	(69)	(138)	(137)	(133)
Provision for losses on loans	200	100	550	853	668
Increase (decrease) in cash due to changes in:
Accrued interest receivable on loans	(113)	27	149	85	(40)
Accrued interest receivable on mortgage-backed securities	13	7	13	(4)	19
Accrued interest receivable on investments and interest-bearing deposits	41	(147)	(70)	144	(48)
Prepaid expenses and other assets	506	(363)	81	(1,294)	(143)
Accrued interest payable	(676)	(8)	(37)	(36)	55
Accounts payable and other liabilities	(2,713)	28	330	556	130
Federal income taxes
Current	445	5	(331)	82	(16)
Deferred	701	91	78	(17)	(132)
Net cash flows (used in) provided by operating activities	(4,573)	1,431	240	2,474	2,704
Cash flows used in investing activities:
Principal repayments on loans	29,839	20,729	58,585	63,429	45,625
Loan disbursements	(12,270)	(16,054)	(33,991)	(42,662)	(65,784)
Loans purchased			(541)	(1,700)	(455)
Purchase of investment securities - available for sale	(5,000)	(47,191)	(118,720)	(76,936)	(18,973)
Proceeds from maturity of investment securities - available for sale	23,050	40,901	85,101	44,000	7,000
Proceeds from maturity of investment securities - held to maturity				7,000	16,000
Proceeds from maturity of municipal obligations - held to maturity				565
Purchase of mortgage-backed securities - available for sale				(5,267)
Principal repayments on mortgage-backed securities - available for sale	655	415	694	1,033	146
Principal repayments on mortgage-backed securities - held to maturity	290	515	965	1,171	2,585
Additions to real estate acquired through foreclosure	(100)	(64)	(107)	(222)	(9)
Proceeds from sale of real estate acquired through foreclosure	1,878	461	531	710	839
Purchase of office premises and equipment	(677)	(1)	(38)	(238)	(154)
Proceeds from the sale of office premises and equipment				1
Cash paid for acquisition, net of cash received	(4,200)
Net cash flows provided (used in) investing activities	33,465	(289)	(7,521)	(9,116)	(13,180)
Cash flows provided by financing activities:
Net increase (decrease) in deposits - net of acquisition	(4,491)	6,116	21,948	19,856	(3,478)
Proceeds from Federal Home Loan Bank advances - net of acquisition	11,000	10,000	10,000		25,500
Repayments on Federal Home Loan Bank Advances - net of acquisition	(17,158)	(7,802)	(16,372)	(10,932)	(9,561)
Advances by borrowers for taxes and insurance	(1,586)	(948)	(61)	37	211
Stock option expense, net	10	86	96	248	245
Treasury stock repurchases		(31)	(32)	(29)	(725)
Dividends paid on common stock	(816)	(748)	(1,432)	(1,268)	(1,153)
Net cash flows (used in) provided by financing activities	(13,041)	6,673	14,147	7,912	11,039
Net increase in cash and cash equivalents	15,851	7,815	6,866	1,270	563
Cash and cash equivalents at beginning of period	18,149	11,283	11,283	10,013	9,450
Cash and cash equivalents at end of period	34,000	19,098	18,149	11,283	10,013
Cash paid during the period for:
Federal income taxes	185	524	1,238	537	744
Interest on deposits and borrowings	2,752	2,494	4,661	6,549	8,390
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	1,065	94	513	1,574	1,294
Loans originated upon sales of real estate acquired through foreclosure	102			193	185
Recognition of mortgage servicing rights	$ 83	$ 38	$ 206	$ 182	$ 23

SUMMARY OF ACCOUNTING POLICIES	42 Months Ended
Jun. 30, 2011
Accounting Policies [Abstract]
SUMMARY OF ACCOUNTING POLICIES
NOTE A - SUMMARY OF ACCOUNTING POLICIES

In January 2004, the Board of Directors of Cheviot Savings Bank (the “Savings Bank”) completed a Plan of Reorganization (the “Plan” or the “Reorganization”) pursuant to which the Savings Bank reorganized into a two-tier mutual holding company structure with the establishment of a stock holding company, Cheviot Financial Corp. (“Cheviot Financial” or the “Corporation”) as parent of the Savings Bank, which converted to stock form, followed by the issuance of all the Savings Bank’s outstanding stock to Cheviot Financial. Pursuant to the Plan, Cheviot Financial issued 9,918,751 common shares, of which approximately 55% were issued to Cheviot Mutual Holding Company, a federally-chartered mutual holding company.  Cheviot Financial sold 4,388,438 common shares, representing approximately 44% of the outstanding common stock to the Savings Bank’s depositors and a newly formed Employee Stock Ownership Plan (“ESOP”) at an initial issuance price of  $10.00 per share.  In addition, 75,000 shares, or approximately one percent of the outstanding shares, were issued to a charitable foundation established by Cheviot Financial.  The Reorganization and related stock offering resulted in cash proceeds, net of offering costs and shares issued to the ESOP, totaling approximately  $39.3 million.

The Corporation conducts a general banking business in southwestern Ohio which consists of attracting deposits from the general public and applying those funds to the origination of loans for residential, commercial and consumer purposes.  The Corporation’s profitability is significantly dependent on net interest income, which is the difference between interest income generated from interest-earning assets (i.e. loans and investments) and interest expense paid on interest-bearing liabilities (i.e. customer deposits and borrowed funds).  Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances.  The level of interest rates paid or received by the Corporation can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

The financial information presented herein has been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and general accounting practices within the financial services industry.  In preparing financial statements in accordance with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period.  Actual results could differ from such estimates.

The following is a summary of significant accounting policies which, with the exception of the policy described in Note A-15, have been consistently applied in the preparation of the accompanying financial statements.

1.  Principles of Consolidation

The accompanying consolidated financial statements as of and for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, include the accounts of the Corporation and its wholly-owned subsidiary, the Savings Bank.  All significant intercompany items have been eliminated.

2.  Investment and Mortgage-backed Securities

The Corporation accounts for investment and mortgage-backed securities using 3 categories: held to maturity, trading, or available for sale.  Securities classified as held to maturity are carried at cost only if the Corporation has the positive intent and ability to hold these securities to maturity.  Securities available for sale are carried at fair value with resulting unrealized gains or losses recorded in shareholders’ equity.  Realized gains or losses on sales of securities are recognized using the specific identification method.

3.  Loans Receivable

Loans receivable are stated at the principal amount outstanding, adjusted for deferred loan origination fees and the allowance for loan losses.  Interest is accrued as earned unless the collectability of the loan is in doubt.  Loans are generally placed on nonaccrual status when they are contractually past due 90 days or more.  Interest on loans that are contractually past due more than 90 days is charged off, or an allowance is established based on management’s periodic evaluation.  The allowance is established by a charge to interest income equal to all interest previously accrued, and income is subsequently recognized only to the extent that cash payments are received until, in management’s judgment, the borrower’s ability to make periodic interest and principal payments has returned to normal, in which case the loan is returned to accrual status.  If the ultimate collectability of the loan is in doubt, in whole or in part, all payments received on nonaccrual loans are applied to reduce principal until such doubt is eliminated.

Loans held for sale are carried at the lower of cost (less principal payments received) or fair value (market value), calculated on an aggregate basis.  At the six months ended June 30, 2011 (unaudited) and December 31, 2010, the Corporation had  $954,000 and  $4.4 million in loans held for sale.

The Corporation recognizes, as separate assets, rights to service mortgage loans for others, regardless of how those servicing rights are acquired.  An institution that acquires mortgage servicing rights through either the purchase or origination of mortgage loans and sells those loans with servicing rights retained must allocate some of the cost of the loans to the mortgage servicing rights at fair value.  The Corporation has opted to account for the capitalized servicing rights as being amortized in proportion to and over the estimated period of servicing income.

The Corporation recorded mortgage servicing rights totaling  $660,000,  $28,000,  $144,000,  $147,000 and  $(2,000), net of amortization of  $63,000,  $10,000,  $62,000,  $35,000 and  $25,000, during the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.  The carrying value of the Corporation’s mortgage servicing rights totaled approximately  $961,000,  $250,000,  $366,000 and  $222,000 at June 30, 2011 and 2010 (unaudited) and December 31, 2010 and 2009, respectively.

The Corporation was servicing mortgage loans of approximately  $107.1 million,  $44.5 million and  $27.9 million at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively, all of which had been sold to the Federal Home Loan Bank of Cincinnati, Federal Home Loan Mortgage Corporation, US Bank, Bank of America, Franklin American, B, B & T and Lake Michigan.

4.  Loan Origination Fees and Costs

Origination fees received from loans, net of direct origination costs, are deferred and amortized to interest income using the level-yield method, giving effect to actual loan prepayments. Additionally, loan origination costs are limited to the direct costs attributable to originating a loan, i.e., principally actual personnel costs.  Fees received for loan commitments that are expected to be drawn upon, based on the Corporation’s experience with similar commitments, are deferred and amortized over the life of the loan using the level-yield method.  Fees for other loan commitments are deferred and amortized over the loan commitment period on a straight-line basis.

5.  Allowance for Loan Losses

It is the Corporation’s policy to provide valuation allowances for estimated losses on loans primarily based on past loan loss experience and economic factors such as level of delinquencies, collateral values and overall employment and economy in the market area.  Additionally, the Corporation considers changes in the composition of the loan portfolio, trends in the level of delinquent and problem loans, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and current and anticipated economic conditions in the primary lending area.  When the collection of a loan becomes doubtful, or otherwise troubled, the Corporation records a charge-off equal to the difference between the fair value of the property securing the loan and the loan’s carrying value.  Major loans and major lending areas are reviewed periodically to determine potential problems at an early date.  The allowance for loan losses is increased by charges to earnings and decreased by charge-offs (net of recoveries).

Impaired loans are measured based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or, as an alternative, at the loan’s observable market price or fair value of the collateral if the loan is collateral- dependent.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due according to the contractual terms of the loan agreement.  The Corporation considers its investment in existing one- to four-family residential loans and consumer installment loans to be homogeneous and therefore excluded from separate identification for evaluation of impairment.  With respect to the Corporation’s investment in construction, commercial and multi-family residential real estate loans, and its evaluation of impairment thereof, such loans are generally collateral-dependent and, as a result, are carried as a practical expedient at the lower of cost or fair value of collateral.

Collateral-dependent loans which are more than ninety days delinquent are considered to constitute more than a minimum delay in repayment and are evaluated for impairment.

6.  Real Estate Acquired through Foreclosure

Real estate acquired through foreclosure is carried at the lower of the loan’s unpaid principal balance (cost) or fair value less estimated selling expenses at the date of acquisition.  A loan loss provision is recorded for any write down in the loan’s carrying value to fair value at the date of acquisition.  Real estate loss provisions are recorded if the properties’ fair values subsequently decline below the value determined at the recording date.  In determining the lower of cost or fair value at acquisition, costs relating to development and improvement of property are considered.  Costs relating to holding real estate acquired through foreclosure, net of rental income, are charged against earnings as incurred.

7.  Investment in Federal Home Loan Bank Stock

The Corporation is required as a condition of membership in the Federal Home Loan Bank of Cincinnati (FHLB) to maintain an investment in FHLB common stock.  The stock is redeemable at par and, therefore, its cost is equivalent to its redemption value.  The Corporation’s ability to redeem FHLB shares is dependent on the redemption practices of the FHLB of Cincinnati.  At June 30, 2011 (unaudited) and December 31, 2010, the FHLB of Cincinnati placed no restrictions on redemption of shares in excess of a member’s required investment in the stock.

8.  Office Premises and Equipment

Office premises and equipment are carried at cost.  Maintenance, repairs and minor renewals are expensed as incurred.  For financial reporting, depreciation and amortization are provided on the straight-line and accelerated methods over the useful lives of the assets, estimated to be between fifteen and forty years for buildings and improvements, five to ten years for furniture and equipment and five years for automobiles.  An accelerated method is used for tax reporting purposes.

9.  Federal Income Taxes

The Corporation uses an asset and liability approach to accounting for income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. A deferred tax liability or deferred tax asset is computed by applying the current statutory tax rates to net taxable or deductible temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements that will result in net taxable or deductible amounts in future periods.  Deferred tax assets are recorded only to the extent that the amount of net deductible temporary differences or carryforward attributes may be utilized against current period earnings, carried back against prior years’ earnings, offset against taxable temporary differences reversing in future periods, or utilized to the extent of management’s estimate of future taxable income.  A valuation allowance is provided for deferred tax assets to the extent that the value of net deductible temporary differences and carryforward attributes exceeds management’s estimates of taxes payable on future taxable income.  Deferred tax liabilities are provided on the total amount of net temporary differences taxable in the future.

The Corporation’s principal temporary differences between pretax financial income and taxable income result from different methods of accounting for deferred loan origination fees and costs, Federal Home Loan Bank stock dividends, the general loan loss allowance and credit quality discount on purchased loans, charitable contributions, deferred compensation and stock benefit plans.  Additional temporary differences result from depreciation computed using accelerated methods for tax purposes.

As required by Accounting for Uncertainty in Income Taxes, the Corporation recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain  the  position  following  an audit.  For tax positions meeting  the  more-likely-than-not  threshold,  the  amount  recognized  in  the financial  statements is the largest  benefit that has a greater than 50 percent likelihood  of being  realized upon  ultimate  settlement  with the relevant tax authority.  At the adoption date, January 1, 2007, the Corporation applied this standard to all tax positions for which the statute of limitations remained open.  As a result of the implementation, the Corporation was not required to record any liability for unrecognized tax benefits as of January 1, 2007.  There have been no material changes in unrecognized tax benefits since January 1, 2007.

The Corporation is subject to income taxes in the U.S. federal jurisdiction, as well as various state jurisdictions.  Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Corporation is no longer subject to U.S.  federal, state and local, or non U.S.  income tax examinations by tax authorities for the tax years before 2007.

The  Corporation  will  recognize,  if applicable,  interest  accrued related to unrecognized  tax  benefits  in  interest  expense and  penalties  in  operating expenses.  No interest or penalties were recognized in the financial statements for June 30, 2011 and 2010 (unaudited) and December 31, 2010, 2009 and 2008.

10.  Benefit Plans

The Corporation has a 401(k) retirement savings plan, which covers all employees who have attained the age of 21 and have completed one year of service.  The Corporation is annually required to contribute 3% of eligible employees’ salaries, plus the lesser of 3% of each participant’s salary or 50% of each participant’s contributions, to the plan.  Additional employer contributions are made at the discretion of the Board of Directors.  Employer contributions totaled  $169,000,  $112,000  $  $231,000,  $195,000, and  $177,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.

The Corporation has a nonqualified directors deferred compensation plan (the “compensation plan”) which provides for the payment of benefits to its directors upon termination of service with the Corporation.  The Corporation recorded expense of approximately  $19,000,  $10,000,  $36,000,  $21,000, and  $21,000 for the directors deferred compensation plan for the June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008.

In connection with the Reorganization, the Corporation implemented an Employee Stock Ownership Plan (“ESOP”) which provides retirement benefits for substantially all full-time employees who have completed one year of service and have attained the age of 21. The Corporation records a compensation expense equal to the fair value of ESOP shares allocated to participants during a given year. Allocation of shares to the ESOP participants is predicated upon the repayment of a loan to Cheviot Financial Corp. totaling  $1.2 million at both June 30, 2011 (unaudited) and December 31, 2010 and  $1.6 million at December 31, 2009, respectively. Dividends paid on the unallocated shares are used to fund the loan payment. The Corporation recorded expense related to the ESOP of approximately  $157,000,  $148,000,  $301,000,  $275,000 and  $300,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively. The fair value of the unearned ESOP shares approximated  $986,000 and  $953,000 at June 30, 2011 (unaudited) and December 31, 2010.

In 2005, the Corporation initiated a Management Recognition Plan (“MRP” or the “Plan”) which provided for awards of 194,408 shares to members of the board of directors, management and certain employees.  Common shares awarded under the MRP vest over a five year period, commencing with the date of the grant.  Expense recognized under the MRP totaled  $16,000,  $140,000,  $156,000,  $407,000 and  $400,000 for the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, respectively.  During  the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008, 3,750 shares, 3,375 shares, 3,375 shares, 3,025 shares and 3,025 shares were awarded under the Corporation’s MRP, respectively at a weighted average grant price of  $11.57.  During the six months ended June 30, 2011 (unaudited) 2,775 shares vested at an average price of  $9.22.  At June 30, 2011 (unaudited) total non-vested shares were 24,886 at a weighted average grant date fair value of  $11.57.  During the six months ended June 30, 2010 and the year ended December 31, 2010, 35,605 shares vested at an average price of  $8.24.  At June 30, 2011 (unaudited) and December 31, 2010 total non-vested shares were 9,940 and 12,715 at a weighted average grant date fair value of  $11.57.

11.  Fair Value of Financial Instruments

Fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practical to estimate the value, is based upon the characteristics of the instruments and relevant market information. Financial instruments include cash, evidence of ownership in an entity or contracts that convey or impose on an entity the contractual right or obligation to either receive or deliver cash for another financial instrument. These fair value estimates are based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price for which an asset could be sold or liability could be settled. However, given there is no active market or observable market transactions for many of the Corporation’s financial instruments, it has made estimates of many of these fair values which are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values.

The following methods and assumptions were used by the Corporation in estimating its fair value disclosures for financial instruments at June 30, 2011 (unaudited) and December 31, 2010 and 2009:

Cash and cash equivalents: The carrying amounts presented in the consolidated statements of financial condition for cash and cash equivalents are deemed to approximate fair value.

Investment and mortgage-backed securities:  For investment and mortgage-backed securities, fair value is deemed to equal the quoted market price, where available.  If a quoted market price is not available, fair value is estimated using quoted market prices of comparable instruments.

Loans receivable:  The loan portfolio was segregated into categories with similar characteristics, such as one-to four-family residential, multi-family residential and commercial real estate.  These loan categories were further delineated into fixed-rate and adjustable-rate loans.  The fair values for the resultant loan categories were computed via discounted cash flow analysis, using current interest rates offered for loans with similar terms to borrowers of similar credit quality.  For loans on deposit accounts, fair values were deemed to equal the historic carrying values.  The historical carrying amount of accrued interest on loans is deemed to approximate fair value.

Loans held for sale:  Loans held for sale are carried at the lower of cost or fair market value, as determined by outstanding commitments from investors, on an aggregated basis.  At June 30, 2011 (unaudited) and December 31, 2010 and 2009, market value approximates cost.

Federal Home Loan Bank stock: The carrying amount presented in the consolidated statements of financial condition is deemed to approximate fair value.

Deposits:  The fair value of NOW accounts, passbook accounts, and money market demand deposits is deemed to approximate the amount payable on demand at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  Fair values for fixed-rate certificates of deposit have been estimated using a discounted cash flow calculation using the interest rates currently offered for deposits of similar remaining maturities.

Advances from the Federal Home Loan Bank:  The fair value of these advances is estimated using the rates currently offered for similar advances of similar remaining maturities or, when available, quoted market prices.

Advances by Borrowers for Taxes and Insurance: The carrying amount of advances by borrowers for taxes and insurance is deemed to approximate fair value.

Commitments to extend credit:  For fixed-rate loan commitments, the fair value estimate considers the difference between current levels of interest rates and committed rates.  At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the fair value of loan commitments was not material.

Based on the foregoing methods and assumptions, the carrying value and fair value of the Corporation’s financial instruments were as follows:

	(Unaudited)		At December 31,
	At June 30, 2011		2010		2009
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	value	value	value	value	value	value
	(In thousands)		(In thousands)
Financial assets
Cash and cash equivalents	$34,000	$34,000	$18,149	$18,149	$11,283	$11,283
Investment securities	88,016	88,016	88,382	88,382	55,851	55,851
Mortgage-backed securities	12,846	12,991	9,058	9,195	10,664	10,736
Loans receivable – net and loans held for sale	407,653	420,930	225,438	233,272	247,002	258,986
Federal Home Loan Bank stock	8,366	8,366	3,375	3,375	3,369	3,369

	$550,881	$564,303	$344,402	$352,373	$328,169	$340,225

Financial liabilities
Deposits	$474,888	$475,027	$257,852	$257,672	$235,904	$235,771
Advances from the Federal Home Loan Bank	44,245	46,266	27,300	30,597	33,672	37,807
Advances by borrowers for taxes and insurance	1,146	1,146	1,440	1,440	1,501	1,501

	$520,279	$522,439	$286,592	$289,709	$271,077	$275,079

12.  Advertising

Advertising costs are expensed when incurred.

13.  Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, federal funds sold and interest-bearing deposits in other financial institutions with original terms to maturity of ninety days or less.

The Corporation maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.  The Corporation believes it is not exposed to any significant credit risk on cash and cash equivalents.

14.  Earnings Per Share

Basic earnings per share is computed based upon the weighted-average common shares outstanding during the year less shares in the ESOP that are unallocated and not committed to be released.  Weighted-average common shares deemed outstanding gives effect to a reduction for 107,126 unallocated shares for the six months ended June 30, 2011 (unaudited) and the fiscal year ended December 31, 2010, and 142,833 unallocated shares held by the ESOP for the six months ended June 30, 2010 (unaudited) and the fiscal year ended December 31, 2009 and 178,540 unallocated shares held by the ESOP for the fiscal year ended December 31, 2008.

	(Unaudited)	(Unaudited)		December 31,
	June 30, 2011	June 30, 2010	2010	2009	2008

Weighted-average common shares outstanding (basic)	8,757,782	8,724,677	8,723,463	8,691,554	8,684,509

Dilutive effect of assumed exercise of stock options	9,661	9,486	8,441	17,242	44,527

Weighted-average common shares outstanding (diluted)	8,767,443	8,734,163	8,731,904	8,708,796	8,729,036

Options to purchase 425,600, 421,200 and 421,200 shares of common stock ranging in price from  $8.48 to  $13.63 were outstanding during the six months ended June 30, 2011 and 2010 (unaudited) and for the year ended December 31, 2010 but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

15.  Stock Option Plan

On April 26, 2005, the Corporation approved a Stock Incentive Plan that provides for grants of up to 486,018 stock options.  During June 30, 2011 (unaudited), 2010, 2009, and 2008 approximately 4,400, 8,860, 8,060, and 8,060 option shares were granted subject to five year vesting.

The Corporation follows FASB Accounting Standard Codification Topic 718 (ASC 718), “Compensation – Stock Compensation,” for its stock option plans, and accordingly, the Corporation recognizes the expense of these grants as required. Stock-based employee compensation costs pertaining to stock options is reflected as a net increase in equity, for both any new grants, as well as for all unvested options outstanding at December 31, 2005, in both cases using the fair values established by usage of the Black-Scholes option pricing model, expensed over the vesting period of the underlying option.

The Corporation elected the modified prospective transition method in applying ASC 718. Under this method, the provisions of ASC 718 apply to all awards granted or modified after the date of adoption, as well as for all unvested options outstanding at December 31, 2005. The compensation cost recorded for unvested equity-based awards is based on their grant-date fair value. For the six months ended June 30, 2011 and 2010 (unaudited) and for the year ended December 31, 2010, the Corporation recorded  $10,000, 32,000 and  $96,000 in after-tax compensation cost for equity-based awards that vested during year.  The Corporation has  $80,000 and  $68,000 unrecognized pre-tax compensation cost related to non-vested equity-based awards granted under its stock incentive plan as of June 30, 2011 (unaudited) and December 31, 2010, which is expected to be recognized over a weighted-average vesting period of approximately 0.2 years. There is no intrinsic value on the vested outstanding options due to the strike price exceeding the market price at June 30, 2011 (unaudited) and December 31, 2010.

A summary of the unvested stock awards is as follows:

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2009	97,548	$3.23
Awarded	8,860	4.83
Vested	(82,468)	3.32
Unvested at December 31, 2010	23,940	$3.52

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at June 30, 2011	20,840	$4.00

A summary of the status of the Corporation’s stock option plan as of June 30, 2011 (unaudited) and December 31, 2010, 2009, and 2008 and changes during the year then ended is presented below:

					December 31,
	June 30, 2011		2010		2009		2008
	(Unaudited)
		Weighted		Weighted-		Weighted-		Weighted-
		average		average		average		average
		exercise		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	421,200	$11.05	412,340	$11.17	404,280	$11.16	396,220	$11.21
Granted	4,400	9.04	8,860	8.07	8,060	8.48	8,060	9.03
Exercised	-	-	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-	-	-

Outstanding at end of year	425,600	$11.02	421,200	$11.05	412,340	$11.11	404,280	$11.16

Options exercisable at year-end	404,760	$11.14	397,260	$11.16	314,792	$11.17	233,936	$11.17

Fair value of options granted during the year		$5.30		$4.83		$3.31		$1.93

Cumulative option compensation cost over service period (in thousands)		$1,250		$1,238		$1,195		$1,169

Weighted average remaining vesting period		2 months		2 months		7 months		18 months

The following information applies to options outstanding at June 30, 2011 (unaudited):

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	4.3 years

The following information applies to options outstanding at December 31, 2010:

Number outstanding	421,200
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.16
Weighted-average remaining contractual life	4.7 years

The expected term of options is based on evaluations of historical and expected future employee exercise behavior.  The risk-free interest rate is based upon the U.S. Treasury rates at the date of grant with maturity dates approximately equal to the expected life at grant date.  Volatility is based upon the historical volatility of the Corporation’s stock.

The fair value of each option granted is estimated on the date of grant using the modified Black-Scholes options-pricing model with the following weighted-average assumptions used for grants in June 30, 2011(unaudited), for the six months ended June 30, 2010 and year ended December 31, 2010, 2009 and 2008:  dividend yield of 5.22%, 5.45%, 4.48% and 3.65%; expected volatility of 44.17%, 44.55%, 56.38% and 26.13%; risk-free interest rates of 2.98%, 3.38%, 3.25% and 3.78%; and expected lives of 10 years. The effects of expensing stock options are reported in “cash provided by financing activities” in the Consolidated Statements of Cash Flows.

16.  Disclosures about Fair Value of Assets and Liabilities

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy exists for fair value measurements based upon the inputs to the valuation of an asset or liability.

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2
Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Fair value methods and assumptions are set forth below for each type of financial instrument.

Securities available for sale:  Fair value on available for sale securities were based upon a market approach. Securities which are fixed income instruments that are not quoted on an exchange, but are traded in active markets, are valued using prices obtained from our custodian, which used third party data service providers and classified as level 2 assets.  Management compares the fair values to another third party report for reasonableness.  Available for sale securities includes U.S. agency securities, municipal bonds and mortgage-backed agency securities.

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at June 30, 2011 (unaudited):
U.S. Government agency securities	-	$84,887	-
Municipal obligations	-	$3,129	-
Mortgage-backed securities	-	$8,358	-

Securities available for sale at December 31, 2010:
U.S. Government agency securities	-	$87,009	-
Municipal obligations	-	$1,373	-
Mortgage-backed securities	-	$4,279	-

Securities available for sale at December 31, 2009:
U.S. Government agency securities	-	$54,455	-
Municipal obligations	-	$1,396	-
Mortgage-backed securities	-	$4,920	-

The Corporation is predominately an asset-based lender with real estate serving as collateral on a substantial majority of loans.  Loans which are deemed to be impaired are primarily valued on a nonrecurring basis at the fair values of the underlying real estate collateral.  Such fair values are obtained using independent appraisals based on comparable sales, which the Corporation considers to be Level 2 inputs.  The aggregate carrying amount of impaired loans at June 30, 2011 (unaudited) and December 31, 2010 and December 31, 2009 were approximately  $5.5 million,  $4.9 million and  $2.4 million, respectively.

The Corporation has real estate acquired through foreclosure totaling  $3.7 million at June 30, 2011 (unaudited) and  $2.0 million at both December 31, 2010 and December 31, 2009, respectively.  Real estate acquired through foreclosure is carried at the lower of the cost or fair value less estimated selling expenses at the date of acquisition. Fair values are obtained using independent appraisals, based on comparable sales which the Corporation considers to be Level 2 inputs.  The aggregate amount of real estate acquired through foreclosure that is carried at fair value was approximately  $2.7 million,  $1.1 million and  $732,000 at June 30, 2011 (unaudited) and December 31, 2010 and December 31, 2009, respectively.  The aggregate amount of real estate acquired through foreclosure that is carried at cost was approximately  $936,000 at both June 30, 2011 (unaudited) and December 31, 2010 and  $1.3 million at December 31, 2009, respectively.

17.  Effects of Recent Accounting Pronouncements

We adopted the following accounting guidance in 2010, none of which had a material effect, if any, on our year-end consolidated financial position or results of operations.

In January 2010, the FASB issued ASU No. 2010-01 “Accounting for Distributions to Shareholders with Components of Stock and Cash,” which updated the Codification on accounting for distributions to shareholders that offers them the ability to elect to receive their entire distribution in cash or stock with a potential limitation on the total amount of cash that all shareholders can receive in the aggregate is considered a share issuance that is reflected in EPS prospectively and is not a stock dividend. The new guidance is effective for interim and annual periods after December 15, 2009, and would be applied on a retrospective basis. The adoption of this guidance did not have any effect on our consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06 “Improving Disclosures about Fair Value Measurements,” as the guidance for fair value measurements and disclosures. The guidance in ASU 2010-06 requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. Furthermore, ASU 2010-06 requires a reporting entity to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs; clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value; and amends guidance on employers’ disclosures about postretirement benefit plan assets to require that disclosures be provided by classes of assets instead of by major categories of assets. The new guidance is effective for interim and annual reporting periods beginning January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements. Those disclosures are effective January 1, 2011 and for interim periods thereafter. In the period of initial adoption, entities will not be required to provide the amended disclosures for any previous periods presented for comparative purposes. Early adoption is permitted. The adoption of this guidance is not expected to significantly impact our annual and interim financial statement disclosures and will not have any impact on our consolidated financial statements.

In February 2010, the FASB issued ASU No. 2010-09, Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements. The amendments in the ASU remove the requirement for companies that are subject to the periodic reporting requirements of the Exchange Act to disclose a date through which subsequent events have been evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of U.S. generally accepted accounting principles (“U.S. GAAP”). The FASB also clarified that if the financial statements have been revised, then an entity that is not an SEC filer should disclose both the date that the financial statements were issued or available to be issued and the date the revised financial statements were issued or available to be issued. The FASB believes these amendments remove potential conflicts with the SEC’s literature. All of the amendments in the ASU were effective upon issuance, except for the use of the issued date for conduit debt obligors, which will be effective for interim or annual periods ending after June 15, 2010. The adoption of this guidance did not have a material effect on the consolidated financial statements.

In March 2010, the FASB issued ASU No. 2010-11, “Derivatives and Hedging (Topic 815),” which clarifies that the only type of embedded credit derivative feature related to the transfer of credit risk that is exempt from derivative bifurcation requirements is one that is in the form of subordination of one financial instrument to another. As a result, entities that have contracts containing an embedded credit derivative feature in a form other than such subordination will need to assess those embedded credit derivatives to determine if bifurcation and separate accounting as a derivative is required. This guidance is effective on July 1, 2010. Early adoption is permitted at the beginning of an entity’s first interim reporting period beginning after issuance of this guidance. The adoption of this guidance did not have any impact on our consolidated financial statements.

In April 2010,  the FASB issued  Codification  Accounting  Standards  Update No. 2010-18 (ASU No. 2010-18) Effect of Loan Modification when the Loan is Part of a Pool that is accounted  for as a Single Asset (a consensus of the FASB  Emerging Issues  Task  Force).  The amendments in this update affect any entity that acquires loans subject to ASC Subtopic 310-30, that accounts for some or all of those loans within pools, and that subsequently modifies one or more of those loans after acquisition. ASU No. 2010-18 is effective for modifications of loans accounted for within pools under Subtopic 310-30 occurring in the interim period ending September 30, 2010, and the amendments are to be applied prospectively. . The adoption of this guidance did not have any impact on our consolidated financial statements.

In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. The ASU amends FASB Accounting Standards Codification™ (the “Codification” or “ASC”) Topic 310, Receivables, to improve the disclosures about the credit quality of an entity’s financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate, by portfolio segment or class of financing receivable, certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses.

In July 2010, the FASB issued Accounting Standards Update (ASU) 2010-20, “Disclosures About the Credit Quality of Financing Receivables and the Allowance for Credit Losses.”  This purpose of this Update is to improve transparency by companies that hold financing receivables, including loans, leases and other long-term receivables. The Update requires such companies to disclose more information about the credit quality of their financing receivables and the credit reserves against them. This guidance became effective during the three month period ended December 31, 2010, with the exception of certain disclosures which include information for activity that occurs during a reporting period (activity in the allowance for credit losses and modifications of financing receivables) which will be effective for the first interim or annual period beginning after December 15, 2010.

The following accounting guidance will be adopted in 2011, and is not expected to have a material impact, if any, on our consolidated financial position or results of operations.

In December 2010, the FASB issued ASU 2010-28, When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. This ASU modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating an impairment may exist. The qualitative factors are consistent with the existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the amendments in this Update are effective for fiscal year, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In December 2010, the FASB issued ASU 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments in this Update are effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2011, the FASB issued ASU 2011-1, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20”, which delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20 in order to allow the FASB time to complete its deliberations on what constitutes a troubled debt restructuring. The effective date of the new disclosures about troubled debt restructurings and the guidance for determining what constitutes a troubled debt restructuring will then be coordinated. Currently, that guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. Management is currently evaluating the impact, if any, that the adoption of the remaining amendments will have on its consolidated financial statements.

In April 2011, the FASB ASU No. 2011-02, “Receivables (Topic 310) - A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” ASU 2011-02 clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude, under the guidance clarified by ASU 2011-02, that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. ASU 2011-02 will be effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. Adoption of ASU 2011-02 is not expected to have a material impact on the Corporation’s financial statements.

In May 2011, the FASB issued ASU 2011-4, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” This Update provides guidance which is expected to result in common fair value measurement and disclosure requirements between U.S. GAAP and IFRS. It changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. It is not intended for this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. We do not anticipate any material impact from this Update.

In June 2011, the FASB issued ASU 2011-5, “Comprehensive Income (Topic 220).” In this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. They also do not change the presentation of related tax effects, before related tax effects, or the portrayal or calculation of earnings per share. The amendments in this Update should be applied retrospectively. The amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. We do not anticipate any material impact from this Update.

18.  Subsequent Events

The Corporation evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements.

INVESTMENT AND MORTGAGE-BACKED SECURITIES	42 Months Ended
Jun. 30, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENT AND MORTGAGE-BACKED SECURITIES
NOTE B - INVESTMENT AND MORTGAGE-BACKED SECURITIES

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities at June 30, 2011 (unaudited) and December 31, 2010 and 2009 are shown below.

	June 30, 2011 (unaudited)
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$84,795	$315	$223	$84,887
Municipal obligations	3,142	64	77	3,129

	$87,937	$379	$300	$88,016

	December 31, 2010

		Estimated	Gross	Gross
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$88,529	$102	$1,622	$87,009
Municipal obligations	1,545	5	177	1,373

	$90,074	$107	$1,799	$88,382

	December 31, 2009

		Estimated	Gross	Gross
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$54,915	$67	$527	$54,455
Municipal obligations	1,545	4	153	1,396

	$56,460	$71	$680	$55,851

For the six months ended June 30, 2011 and 2010 (unaudited) and years ended December 31, 2010, 2009 and 2008

Investment securities with a carrying value of approximately  $1.5 million and  $500,000 at June 30, 2011 and December 31, 2010 was pledged to secure an investment in the Senior Housing Crime Prevention Foundation.

The amortized cost of investment securities at June 30, 2011 and December 31, 2010 and 2009, by contractual term to maturity, are shown below.

	(Unaudited)	December 31,
	June 30, 2011	2010	2009
	(In thousands)	(In thousands)

Less than one year	$53,019	$20,997	$24,919
One to five years	19,329	53,345	22,996
Five to ten years	9,122	4,497	2,310
More than ten years	6,467	11,235	6,235

	$87,937	$90,074	$56,460

The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities at June 30, 2011 (unaudited) and December 31, 2010 and 2009 are shown below.

		June 30, 2011 (unaudited)
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
		(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,230	$86	$1	$1,315
Federal National Mortgage Association adjustable-rate participation certificates	3,109	49	2	3,156
Government National Mortgage Association adjustable-rate participation certificates	3,791	101	5	3,887

	$8,130	$236	$8	$8,358

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$425	$6	$1	$430
Federal National Mortgage Association adjustable-rate participation certificates	465	7	-	472
Government National Mortgage Association adjustable-rate participation certificates	3,598	133	-	3,731

	$4,488	$146	$1	$4,633

	December 31, 2010
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$723	$13	$-	$736
Federal National Mortgage Association adjustable-rate participation certificates	548	17	-	565
Government National Mortgage Association adjustable-rate participation certificates	2,908	70	-	2,978

	$4,179	$100	$-	$4,279

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$464	$10	$1	$473
Federal National Mortgage Association adjustable-rate participation certificates	515	7	-	522
Government National Mortgage Association adjustable-rate participation certificates	3,800	121	-	3,921

	$4,779	$138	$1	$4,916

	December 31, 2009
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair
	cost	holding gains	holding losses	value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$829	$1	$-	$830
Federal National Mortgage Association adjustable-rate participation certificates	700	9	-	709
Government National Mortgage Association adjustable-rate participation certificates	3,358	24	1	3,381

	$4,887	$34	$1	$4,920

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$603	$1	$7	$597
Federal National Mortgage Association adjustable-rate participation certificates	640	3	1	642
Government National Mortgage Association adjustable-rate participation certificates	4,501	76	-	4,577

	$5,744	$80	$8	$5,816

The amortized cost of mortgage-backed securities, including those designated as available for sale, at December 31, 2010 and 2009, by contractual terms to maturity, are shown below.  Expected maturities will differ from contractual maturities because borrowers may generally prepay obligations without prepayment penalties.

	(Unaudited)	December 31,
	June 30, 2011	2010	2009
	(In thousands)	(In thousands)

Due in one year or less	$570	$359	$611
Due in one year through five years	2,433	1,543	2,704
Due in five years through ten years	3,421	2,199	4,047
Due in more than ten years	6,194	4,857	3,269

	$12,618	$8,958	$10,631

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at June 30, 2011 (unaudited) and December 31, 2010 and 2009:

				(Unaudited)
				June 30, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	6	$19,774	$223	-	$-	$-	6	$19,774	$223
Municipal obligations	3	443	3	2	1,161	74	5	1,604	77
Mortgage-backed securities	13	452	8	4	164	1	17	616	9

Total temporarily impaired securities	22	$20,669	$234	6	$1,325	$75	28	$21,994	$309

				December 31, 2010
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)
U.S. Government agency securities	17	$61,360	$1,622	-	$-	$-	17	$61,360	$1,622
Municipal obligations	-	-	-	2	1,058	177	2	1,058	177
Mortgage-backed securities	-	-	-	1	9	1	1	9	1

Total temporarily impaired securities	17	$61,360	$1,622	3	$1,067	$178	20	$62,427	$1,800

				December 31, 2009
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	13	$26,996	$523	1	$1,000	$4	14	$27,996	$527
Municipal obligations	-	-	-	2	1,235	153	2	1,235	153
Mortgage-backed securities	3	137	5	13	1,537	4	16	1,674	9

Total temporarily impaired securities	16	$27,133	$528	16	$3,772	$161	32	$30,905	$689

Management does not intend to sell any of the debt securities with an unrealized loss and does not believe that it is more likely than not that it will be required to sell a security in an unrealized loss position prior to a recovery in value.  The fair values are expected to recover as securities approach maturity dates. The Company has evaluated these securities and has determined that the decline in their values is temporary.

All of the Corporation’s agency and mortgage-backed securities are backed by either a U.S. Government agency or government-sponsored agency and are not considered to have credit quality issues and the decline in fair value is due to interest rate changes.

The Corporation’s municipal bond securities have all been rated investment grade or higher by various rating agencies or have been subject to an annual internal review process by management. This annual review process for non-rated securities considers a review of the issuers’ current financial statements, including the related cash flows and interest payments. We concluded that the unrealized loss positions on these securities is a result of the level of market interest rates and not a result of the underlying issuers’ ability to repay.

We do not intend to sell any of the debt securities with an unrealized loss and do not believe that it is more likely than not that we will be required to sell a security in an unrealized loss position prior to a recovery in its value. The fair value of these debt securities is expected to recover as the securities approach maturity. Accordingly, we have not recognized any other-than-temporary impairment in our consolidated statements of income.

FINANCING RECEIVABLE	42 Months Ended
Jun. 30, 2011
Receivables [Abstract]
Financing receivables
NOTE C - FINANCING RECEIVABLE

The composition of the loan portfolio, including loans held for sale, at June 30, 2011 (unaudited) and December 31 was as follows:

	(Unaudited )
	June 30, 2011	2010	2009
	(In thousands)

One- to four-family residential	$317,281	$195,801	$220,714
Multi-family residential	23,483	8,594	9,114
Construction	7,406	7,081	4,868
Commercial	61,952	19,329	15,925
Consumer	2,636	207	51
	412,758	231,012	250,672
Less:
Undisbursed portion of loans in process	3,854	4,482	2,696
Deferred loan origination fees	(148)	(150)	(51)
Allowance for loan losses	1,399	1,242	1,025

	$407,653	$225,438	$247,002

The recorded investment in loans was as follows as of June 30, 2011:

	One-to four Family Residential	Multi-family Residential	Construction		Commercial	Consumer	Total

Purchased loans	$135,387	$13,338	$-		$43,607	$4,164	$196,496
Credit quality discount	(2,524)	(208)	-		(2,451)	(1,804)	(6,987)
Purchased loans book value (3)	132,863	13,130	-		41,156	2,360	189,509
Originated loans (1)	184,418	10,353	7,406	(2)	20,796	276	223,249
Ending balance	$317,281	$23,483	$7,406		$61,952	$2,636	$412,758

(1)	Includes loans held for sale
(2)	Before consideration of undisbursed Loans-in-process
(3)	Loans purchased in acquisition of First Franklin

The carrying amount of purchased loans consisting of credit-impaired purchased loans and non-impaired purchased loans is shown in the following table as of June 30, 2011.
	Non-impaired Purchased Loans	Credit Impaired Purchased Loans

One-to-four family residential	$126,915	$5,948
Multi-family residential	11,963	1,167
Construction	-	-
Commercial	32,322	8,834
Consumer	1,058	1,302
Total	$172,258	$17,251

The Corporation’s lending efforts have historically focused on one- to four-family and multi-family residential real estate loans, which comprise approximately  $340.8 million,   $207.0 million and  $232.0 million or 84%, 92% and 94% of the net loan portfolio, at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  Generally, such loans have been underwritten on the basis of no more than an 85% loan-to-value ratio, which has historically provided the Corporation with adequate collateral coverage in the event of default.  Nevertheless, the Corporation, as with any lending institution, is subject to the risk that real estate values could deteriorate in its primary lending area of southwestern Ohio, thereby impairing collateral values.

In the ordinary course of business, the Corporation has made loans to its executive officers and directors.  Loans to these officers and directors, as well as employees, are made at reduced interest rates and closing costs.  These loans do not involve more than the normal risk of collectability.  The aggregate dollar amount of loans to executive officers and directors totaled approximately  $1.3 million,  $1.2 million and  $1.3 million at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively.  During the six months ended June 30, 2011 (unaudited) one new mortgage loan was originated to an executive officer totaling  $150,000.  During the year ended December 31, 2010, one new line of credit was originated to a director totaling  $100,000. During the six months ended June 30, 2011 (unaudited) and year ended December 31, 2010, there were repayments of approximately  $85,000 and  $91,000, respectively.

The Company participates in the Federal Home Loan Bank of Cincinnati’s Mortgage Purchase Program which provides the Company the ability to sell conventional mortgage loans in the secondary market. The program utilizes a Lender Risk Account (LRA) which is funded through the proceeds of individual mortgages sold. One LRA is established for each master commitment and the amount deposited into the LRA is approximately thirty to fifty basis points of each original loan balance.

If a loss on an individual loan is in excess of homeowner equity and (if applicable) primary mortgage insurance, funds are withdrawn from the related LRA to cover the shortfall. The Company is eligible to receive LRA funds, net of any losses, beginning in the sixth year from the date a master commitment is fulfilled and ending in the eleventh year or when all of the loans sold under a master commitment have been paid in full. The Company’s LRA totaled  $904,000,  $292,000 and  $182,000 at June 30, 2011 (unaudited) and December 31, 2010 and 2009.  The amount is reported in other assets and as deferred income until the FHLB remits amounts to the Company based on loan performance, at which time revenue will be recognized.  During the six months ended June 30, 2011 (unaudited) and years ended December 31,  2010 and 2009, the Company received payments of  $4,700,  $5,000 and  $3,000, respectively.

ALLOWANCE FOR LOAN LOSSES	42 Months Ended
Jun. 30, 2011
Allowance For Credit Losses Disclosure [Abstract]
ALLOWANCE FOR LOAN LOSSES
NOTE D - ALLOWANCE FOR LOAN LOSSES

	Real Estate Loans – mortgage
	One-to four
	Family	Multi-family
(Unaudited)
June 30, 2011	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$979	$49	$33	$180	$1	$1,242
Provision	56	104	4	21	15	200
Charge-offs	(35)	-	(21)	-	-	(56)
Recoveries	-	-	-	-	13	13

Ending balance	$1,000	$153	$16	$201	$29	$1,399

Ending balance:
individually evaluated for impairment	$364	$-	$-	$-	$-	$364

Ending balance:
collectively evaluated for impairment	$636	$153	$16	$201	$29	$1,035

Ending balance:
loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$317,281	$23,483	$7,406	$61,952	$2,636	$412,758

Ending balance:
individually evaluated for impairment (1)	$131,728	$11,963	$-	$32,528	$1,058	$177,277

Ending balance:
Collectively evaluated for impairment	$179,605	$10,353	$7,406	$20,590	$276	$218,230

Ending balance:
loans acquired with deteriorated credit quality	$5,948	$1,167	$-	$8,834	$1,302	$17,251

(1)Includes loans acquired from First Franklin of  $171,709

	Real Estate Loans – mortgage
	One-to four Family	Multi-family
2010	Residential	Residential	Construction	Commercial	Consumer	Total

Allowance for loan losses:

Beginning balance	$892	$30	$28	$75	$-	$1,025
Provision	364	19	5	161	1	550
Charge-offs	(277)	-	-	(56)	-	(333)
Recoveries	-	-	-	-	-	-

Ending balance	$979	$49	$33	$180	$1	$1,242

Ending balance:
individually evaluated for impairment	$217	$-	$-	$-	$-	$217

Ending balance:
collectively evaluated for impairment	$762	$49	$33	$180	$1	$1,025

Ending balance:
loans acquired with deteriorated credit quality	$-	$-	$-	$-	$-	$-

Loans receivable:

Ending balance	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Ending balance:
individually evaluated for impairment	$4,989	$-	$-	$222	$-	$5,211

Ending balance:
Collectively evaluated for impairment	$190,812	$8,594	$7,081	$19,107	$207	$225,801

Ending balance:
loans acquired with deteriorated credit quality	-	-	-	-	-	-

	2009	2008
	(In thousands)

Beginning balance	$709	$596
Provision for losses on loans	853	668
Charge-offs of loans	(537)	(572)
Recoveries	-	17

Ending balance	$1,025	$709

Credit Quality Indicators
As of June 30, 2011

         Credit Risk Profile by Internally Assigned Grade

	Real Estate Loans – mortgage

		Originated Loans at June 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$179,056	$10,353	$7,406	$20,590	$276	$217,681
Special mention	-	-	-	-	-	-
Substandard	5,362	-	-	206	-	5,568
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$184,418	$10,353	$7,406	$20,796	$276	$223,249

	Purchased Loans at June 30, 2011
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$124,890	$12,737	$-	$36,047	$1,961	$175,635
Special mention	259	353	-	1,057	-	1,669
Substandard	7,714	40	-	4,052	399	12,205
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$132,863	$13,130	$-	$41,156	$2,360	$189,509

Age Analysis of Past Due Originated Loans Receivable
As of June 30, 2011
	30-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$729	$5,041	$5,770	$179,377	5,041	$184,418	-
Multi-family Residential	-	-	-	10,353	-	10,353	-
Construction	-	-	-	7,406	-	7,406	-
Commercial	-	207	207	20,589	207	20,796	-
Consumer	-	-	-	276	-	276	-
Total	$729	$5,248	$5,977	$218,001	$5,248	$223,249	-

Age Analysis of Past Due Purchased Loans Receivable
As of June 30, 2011
	30-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Nonaccrual	Total Loan Receivables	Recorded Investment 90 Days and Accruing
Real Estate:
1-4 family Residential	$2,679	$3,734	$6,413	$129,129	3,734	$132,863	-
Multi-family Residential	-	488	488	12,642	488	13,130	-
Construction	-	-	-	-	-
Commercial	329	638	967	40,518	638	41,156	-
Consumer	-	56	56	2,304	56	2,360	-
Total	$3,008	$4,916	$7,924	$184,593	$4,916	$189,509	-

Impaired Loans
As of June 30, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

Purchased loans with no related allowance recorded:
Real Estate:
1-4 family Residential	$5,948	$5,948	$-	$83	$54
Multi-family Residential	1,167	1,167	-	195	-
Construction	-	-	-	-	-
Commercial	8,834	8,834	-	442	6
Consumer	1,302	1,302	-	41	-
Total	$17,251	$17,251	$-	$133	$60

Impaired Loans
As of June 30, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Originated loans with no related allowance recorded
Real Estate:
1-4 family Residential	$4,985	$4,985	$-	$104	$40
Commercial	46	46	-	46	-
Consumer	-	-	-	-	-
Total	$5,031	$5,031	$-	$114	$40
Originated loans with an allowance recorded:
Real Estate:
1-4 family Residential	$284	$640	$356	$29	$-
Commercial	152	160	8	151
Consumer	-	-	-	-	-
Total	$436	$800	$364	$180	$-
Total:
Real Estate:
1-4 family Residential	$11,217	$11,573	$356	$87	$94
Multi-family Residential	1,167	1,167	-	195	-
Construction	-	-	-	-	-
Commercial	9,032	9,040	-	411	6
Consumer	1,302	1,302	8	41	-
Total	$22,718	$23,082	$364	$120	$100

Credit Quality Indicators
As of December 31, 2010

 Credit Risk Profile by Internally Assigned Grade

	Real Estate Loans – mortgage
	One-to four Family Residential	Multi-family Residential	Construction	Commercial	Consumer	Total

Grade:
Pass	$190,812	$8,594	$7,081	$19,107	$207	$225,801
Special mention	-	-	-	-	-	-
Substandard	4,989	-	-	222	-	5,211
Doubtful	-	-	-	-	-	-
Loss	-	-	-	-	-	-
Total	$195,801	$8,594	$7,081	$19,329	$207	$231,012

Age Analysis of Past Due Loans Receivable
As of December 31, 2010
							Recorded
							Investment
	30-89 Days	Greater than	Total Past			Total Loan	90 Days and
	Past Due	90 Days	Due	Current	Nonaccrual	Receivables	Accruing

Real Estate:
1-4 family Residential	$1,017	$4,695	$5,712	$191,106	4,695	$195,801	-
Multi-family Residential	-	-	-	8,594	-	8,594	-
Construction	-	-	-	7,081	-	7,081	-
Commercial	46	160	206	19,169	160	19,329	-
Consumer	-	-	-	207	-	207	-
Total	$1,063	$4,855	$5,918	$226,157	$4,855	$231,012	-

Impaired Loans
For the Year Ended December 31, 2010

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With no related allowance recorded:
Real Estate:
1-4 family Residential	$4,038	$4,038	$-	$104	$126
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,260	$4,260	$-	$215	$128

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

With an allowance recorded:
Real Estate:
1-4 family Residential	$734	$951	$217	$56	$9
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	-	-	-	-	-
Consumer	-	-	-	-	-
Total	$734	$951	$217	$56	$9
Total:
Real Estate:
1-4 family Residential	$4,772	$4,989	$217	$92	$135
Multi-family Residential	-	-	-	-	-
Construction	-	-	-	-	-
Commercial	222	222	-	111	2
Consumer	-	-	-	-	-
Total	$4,994	$5,211	$217	$203	$137

Loan Receivable on Nonaccrual Status
As of June 30, 2011

	Originated	Purchased
	Loans	Loans	Total

Real Estate:
1-4 family Residential	$5,041	$3,734	$8,775
Multi-family Residential	-	488	488
Construction	-	-	-
Commercial	207	638	845
Consumer	-	56	56
Total	$5,248	$4,916	$10,164

Loan Receivable on Nonaccrual Status
As of December 31, 2010

Real Estate:
1-4 family Residential	$4,695
Multi-family Residential	-
Construction	-
Commercial	160
Consumer	-
Total	$4,855

At June 30, 2011 (unaudited), December 31, 2010, 2009 and 2008, the Corporation’s allowance for loan losses was comprised of a general loan loss allowance of  $1.0 million,  $1.0 million,  $876,000 and  $679,000, respectively, which is includible as a component of regulatory risk-based capital, and a specific loan loss allowance totaling  $364,000,  $217,000,  $149,000 and  $30,000 at June 30, 2011 (unaudited), December 31, 2010, 2009 and 2008, respectively.  Nonaccrual loans totaled approximately  $10.2 million,  $4.9 million and  $2.4 million at June 30, 2011 (unaudited), December 31, 2010 and 2009, respectively.  At June 30, 2011 (unaudited) and December 31, 2010, impaired originated loans of approximately  $800,000 and  $951,000 had specific reserves of  $364,000 and  $217,000, respectively.  At June 30, 2011 (unaudited) and December 31, 2010, all loans past due more than 90 days were non-accrual.  During the six months ended June 30, 2011 and years ended December 31, 2010, 2009 and 2008, interest income of approximately  $785,000,  $199,000,  $92,000 and  $126,000, respectively, would have been recognized had the nonaccrual loans been performing in accordance with contractual terms.

During the six months ended June 30, 2011, Cheviot Savings Bank had total troubled debt restructurings of  $7.7 million.  There were 22 one- to four-family residential loans totaling  $5.1 million in troubled debt restructurings during the six months ended June 30, 2011, with the largest totaling  $1.0 million.  The remaining  $2.6 million in troubled debt restructurings consisted of  six commercial loans.   During the year ended December 31, 2010, Cheviot Savings Bank had total troubled debt restructurings of  $2.4 million. There were four one- to four-family residential loans totaling  $1.1 million in troubled debt restructurings during the year, with the largest totaling  $680,000.  The other  $1.3 million in troubled debt restructurings consisted of two one- to four-family residential loans restructured in the fourth quarter of 2009, with the largest loan totaling  $1.0 million. These troubled debt restructurings are included in non-accrual loans.  Two loans totaling  $236,130 are performing according to modified terms and are not included in non-accrual loans.  These loans were modified due to short term concessions with no impairment as Cheviot Savings Bank expects to recognize the full amount of the commitment.  Cheviot Savings Bank has no commitments to lend additional funds to these debtors owing receivables whose terms have been modified in troubled debt restructurings.

OFFICE PREMISES AND EQUIPMENT	42 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
OFFICE PREMISES AND EQUIPMENT
NOTE E - OFFICE PREMISES AND EQUIPMENT

Office premises and equipment are comprised of the following:

	(Unaudited)	At December 31,
	At June 30, 2011	2010	2009
		(In thousands)

Land	$1,959	$1,044	$1,044
Buildings and improvements, including construction-in-progress	9,137	5,875	5,875
Furniture and equipment	2,710	1,283	1,245
Automobiles	45	45	45
	13,851	8,247	8,209
Less accumulated depreciation	3,856	3,637	3,320

	$9,995	$4,610	$4,889

At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Corporation had capitalized interest costs of approximately  $11,000 related to the construction of branch offices.

DEPOSITS	42 Months Ended
Jun. 30, 2011
Deposit Liabilities [Abstract]
DEPOSITS
NOTE F - DEPOSITS

Deposits consist of the following major classifications:

Deposit type and weighted-average
interest rate

	(Unaudited)	At December 31,
	June 30, 2011	2010	2009
		(In thousands)

NOW accounts
2011 – 0.51%	$70,182
2010 - 0.22%		$32,929
2009 - 0.29%			$24,426
Passbook accounts
2011 – 0.20%	33,147
2010 - 0.15%		14,994
2009 - 0.24%			15,096
Money market demand deposit
2011 – 0.70%	90,957
2010 – 0.76%		68,309
2009 – 0.92%			54,549
Total demand, transaction and passbook deposits	194,286	116,232	94,071

Certificates of deposit Original maturities of:
Less than 12 months
2011 – 2.35%	149,811
2010 – 0.66%		20,403
2009 – 1.11%			30,012
12 to 18 months
2011 – 0.99%	60,183
2010 – 1.21%		60,649
2009 – 2.03%			61,231
24 months – 36 months
2011 – 1.52%	36,407
2010 – 1.88%		35,054
2009 – 2.58%			28,033
Over 36 months
2011 – 3.43%	34,201
2010 - 3.85%		25,514
2009 - 4.27%			22,557

Total certificates of deposit	280,602	141,620	141,833

Total deposits	$474,888	$257,852	$235,904

The Savings Bank had deposit accounts with balances in excess of  $100,000 totaling  $150.8 million,  $81.2 million and  $61.6 million, including intercompany accounts totaling  $944,000,  $8.0 million and  $6.7 million, which are eliminated in consolidation, at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively.  The Dodd-Frank Wall Street Reform and Consumer Protection Act permanently raised the standard maximum deposit insurance amount to  $250,000.

Interest expense on deposits is summarized as follows:

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30, 2011	2010	2009	2008
			(In thousands)

Passbook savings and money market demand deposits	$320	$256	$512	$546	$695
NOW deposits	74	34	69	75	98
Certificates of deposit	1,823	1,494	2,854	4,223	5,934

	$2,217	$1,784	$3,435	$4,844	$6,727

Maturities of outstanding certificates of deposit are summarized as follows:

	(Unaudited)	At December 31,
	June 30, 2011	2010	2009
		(In thousands)

Less than six months	$91,694	$53,405	$57,144
Six months to one year	52,385	41,136	42,906
Over one year to three years	71,413	37,013	30,770
Over three years	65,110	10,066	11,013

	$280,602	$141,620	$141,833

In the ordinary course of business, the Corporation accepted deposits from officers and directors.  At June 30, 2011 (unaudited), December 31, 2010 and 2009, total deposits from officers and directors totaled approximately  $1.1 million,  $1.1 million and  $1.0 million, respectively.

ADVANCES FROM THE FEDERAL HOME LOAN BANK	42 Months Ended
Jun. 30, 2011
Advances From Federal Home Loan Banks [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK
NOTE G - ADVANCES FROM THE FEDERAL HOME LOAN BANK

Advances from the Federal Home Loan Bank, collateralized at December 31, 2010 and 2009 by pledges of certain residential mortgage loans totaling  $34.1 million and  $42.1 million, respectively, and the Savings Bank’s investment in Federal Home Loan Bank stock are summarized as follows:

	Maturing	Unaudited
	year ending	June 30,
Interest rate range	December 31,	2011	2010	2009
(at fixed rates)			(Dollars in thousands)

2.98% - 4.61%	2010	$-	$-	$9,000
4.39% - 5.12%	2011	9,210	-	-
2.94% - 5.44%	2012	1,212	1,150	2,023
3.13%	2013	939	-	-
1.50% - 4.84%	2014	2,678	2,291	3,027
4.31% - 5.36%	2015	5,260	5,965	7,733
4.07% - 5.25%	2016	11,114	667	868
5.27% - 5.35%	2017	1,836	1,969	2,643
1.78% - 4.18%	2018	4,981	6,024	8,378
1.81%	2020	7,015	9,234	-

		$44,245	$27,300	$33,672

Weighted-average interest rate		3.94%	3.64%	4.33%

The borrowings require principal payments as follows:

2011	$4,545	$4,274
2012	9,357	4,409
2013	9,726	4,254
2014	10,110	4,061
2015	10,507	3,166
Thereafter	-	7,136

	$44,245	$27,300

FEDERAL INCOME TAXES	42 Months Ended
Jun. 30, 2011
Income Tax Disclosure [Abstract]
FEDERAL INCOME TAXES
NOTE H - FEDERAL INCOME TAXES

Federal income tax on earnings differs from that computed at the statutory corporate tax rate for six months ended June 30, 2011 and 2010 (unaudited) and for the years ended December 31, 2010, 2009 and 2008 as follows:

	(Unaudited)	(Unaudited)	2010	2009	2008
	June 30	June 30	(Dollars in thousands)
	2011	2010

Federal income taxes at statutory rate	$593	$579	$1,011	$580	$683
Increase (decrease) in taxes resulting primarily from:
Stock compensation	(8)	74	66	117	68
Charitable contributions carryforwards	-	-	-	(57)	(74)
Nontaxable interest income	(16)	(10)	(22)	(24)	(30)
Cash surrender value of life insurance	(42)	(24)	(47)	(47)	(45)
Utilization of net operating loss carryforwards, previously reserved	(241)	-	-	-	-
Other	4	3	(13)	37	(10)

Federal income taxes per financial statements	$290	$622	$995	$606	$592

Effective tax rate	$16.6%	36.5%	33.5%	35.5%	29.5%

The composition of the Corporation’s net deferred tax liability at June 30, 2011 (unaudited) and December 31, 2010 and 2009 is as follows:

	(Unaudited)
	June 30,
Taxes (payable) refundable on temporary	2011	2010	2009
differences at statutory rate:	(In thousands)

Deferred tax assets:
General loan loss allowance	$351	$347	$298
Deferred compensation	375	86	97
Stock benefit plans	149	152	212
Unrealized losses on securities available for sale	-	541	196
Merger related transaction costs	118	90	-
Net operating loss carryforward	2,168	-	-
Reserve for uncollected interests	267	-	-
Fair market value adjustments	2,935	-	-
Other	58	5	2
Total deferred tax assets	6,421	1,221	805

Deferred tax liabilities:
Deferred loan origination costs	(249)	(250)	(216)
Federal Home Loan Bank stock dividends	(1,749)	(784)	(784)
Fixed asset basis difference	(539)	(67)	(1)
Unrealized gains on securities available for sale	(105)	-	-
Mortgage servicing rights	(232)	(124)	(76)

Total deferred tax liabilities	(2,874)	(1,225)	(1,077)

Net deferred tax asset (liability)	$3,547	$(4)	$(272)

The Corporation was allowed a special bad debt deduction, generally limited to 8% of otherwise taxable income, subject to certain limitations based on aggregate loans and deposit account balances at the end of the year.  If the amounts that qualified as deductions for federal income taxes are later used for purposes other than bad debt losses, including distributions in liquidation, such distributions will be subject to federal income taxes at the then current corporate income tax rate.  Retained earnings at December 31, 2010 include approximately  $3.0 million for which federal income taxes have not been provided.  The amount of unrecognized deferred tax liability relating to the cumulative bad debt deduction at December 31, 2010 was approximately  $1.0 million.  During 2006, the Corporation elected to file a consolidated federal tax return with the Bank.  This enabled the Corporation to utilize approximately  $217,000 of charitable contribution carryforwards for both years ended December 31, 2009, and 2008, respectively.  At December 31, 2009, the Corporation had fully utilized the charitable contribution carryforwards.

The Corporation’s principal temporary differences between financial income and taxable income result mainly from different methods of accounting for Federal Home Loan Bank stock dividends, the general loan loss allowance, deferred compensation, stock benefit plans and fair value adjustments arising from the First Franklin acquisition.  The Corporation has approximately  $6.4 million of operating losses to carryforward for the next 20 years.  These loss carryforwards are subject to the Internal Revenue Code section 382 limitations which allow approximately  $1.1 million of the losses on an annual basis to offset current year taxable income.

COMMITMENTS	42 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
NOTE I - COMMITMENTS

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers, including commitments to extend credit.  Such commitments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the statements of financial condition.  The contract or notional amounts of the commitments reflect the extent of the Corporation’s involvement in such financial instruments.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments.  The Corporation uses the same credit policies in making commitments and conditional obligations as those utilized for on-balance-sheet instruments.

At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Corporation had outstanding commitments to originate fixed-rate loans with interest rates ranging from 3.95% to 5.50% totaling  $1.5 million,  $2.3 million and  $2.3 million in fixed rate loans and  $89,000,  $276,000 and  $463,000 in variable rate loans, respectively, secured by one- to four-family residential real estate.  Additionally, the Corporation had unused lines of credit under home equity loans totaling  $31.9 million,  $13.6 million and  $12.8 million at June 30, 2011 (unaudited) and December 31, 2010 and 2009, respectively.  In the opinion of management, all loan commitments equaled or exceeded prevalent market interest rates as of June 30, 2011 (unaudited) and December 31, 2010 and 2009, and such commitments have been underwritten on the same basis as that of the existing loan portfolio.  Management believes that all loan commitments are able to be funded through cash flow from operations and existing excess liquidity.  Fees received in connection with these commitments have not been recognized in earnings.

In 2009, the Savings Bank entered into contract with COCC for the next six and a half years.  COCC will provide the CORE banking services for the Savings Bank at a minimum annual cost of  $245,000.

At June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Savings Bank had a  $1.0 million line of credit with another local bank.  No funds have been drawn on this line of credit as of June 30, 2011 (unaudited) and December 31, 2010.

REGULATORY CAPITAL	42 Months Ended
Jun. 30, 2011
Banking and Thrift [Abstract]
REGULATORY CAPITAL
NOTE J - REGULATORY CAPITAL

The Savings Bank is subject to minimum regulatory capital standards promulgated by the Office of Thrift Supervision (the “OTS”).  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on its financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Savings Bank must meet specific capital guidelines that involve quantitative measures of the Savings Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Savings Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

The minimum capital standards of the OTS generally require the maintenance of regulatory capital sufficient to meet each of three tests, hereinafter described as the tangible capital requirement, the core capital requirement and the risk-based capital requirement.  The tangible capital requirement provides for minimum tangible capital (defined as shareholders’ equity less all intangible assets) equal to 1.5% of adjusted total assets.  The core capital requirement provides for minimum core capital (tangible capital plus certain forms of supervisory goodwill and other qualifying intangible assets) generally equal to 4.0% of adjusted total assets, except for those associations with the highest examination rating and acceptable levels of risk.  The risk-based capital requirement provides for the maintenance of core capital plus general loss allowances equal to 8.0% of risk-weighted assets.  In computing risk-weighted assets, the Corporation multiplies the value of each asset on its statement of financial condition by a defined risk-weighting factor, e.g., one- to four-family residential loans carry a risk-weighted factor of 50%.

During 2009, the Savings Bank was notified by the OTS that it was categorized as “well-capitalized” under the regulatory framework for prompt corrective action.  Additionally, management is not aware of any recent event that would cause this classification to change.  To be categorized as “well-capitalized,” the Savings Bank must maintain minimum capital ratios as set forth in the following table.

As of June 30, 2011 (unaudited) and December 31, 2010 and 2009, the Savings Bank met all capital adequacy requirements to which it was subject.

	(Unaudited) As of June 30, 2011
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$57,552	9.8%	≥ $	8,960	≥	1.5%	≥ $	29,270	≥	5.0%

Core capital	$57,552	9.8%	≥ $	23,893	≥	4.0%	≥ $	35,839	≥	6.0%

Risk-based capital	$58,938	17.8%	≥ $	26,550	≥	8.0%	≥ $	33,188	≥	10.0%

	As of December 31, 2010
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$57,854	16.2%	≥ $	5,320	≥	1.5%	≥ $	17,735	≥	5.0%

Core capital	$57,854	16.2%	≥ $	14,188	≥	4.0%	≥ $	21,282	≥	6.0%

Risk-based capital	$58,876	34.9%	≥ $	13,488	≥	8.0%	≥ $	16,860	≥	10.0%

	As of December 31, 2009
	Actual		For capital adequacy purposes				To be “well- capitalized” under prompt corrective action provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in thousands)

Tangible capital	$54,612	16.2%	≥ $	5,035	≥	1.5%	≥ $	16,785	≥	5.0%

Core capital	$54,612	16.2%	≥ $	13,428	≥	4.0%	≥ $	20,142	≥	6.0%

Risk-based capital	$55,488	32.9%	≥ $	13,442	≥	8.0%	≥ $	16,803	≥	10.0%

The Savings Bank’s management believes that, under the current regulatory capital regulations, the Savings Bank will continue to meet its minimum capital requirements in the foreseeable future.  However, events beyond the control of the Savings Bank, such as increased interest rates or a downturn in the economy in the Savings Bank’s market area, could adversely affect future earnings and, consequently, the ability to meet future minimum regulatory capital requirements.

The Savings Bank is subject to regulations imposed by the OTS regarding the amount of capital distributions payable by the Savings Bank to Cheviot Financial.  Generally, the Savings Bank’s payment of dividends is limited, without prior OTS approval, to net earnings for the current calendar year plus the two preceding calendar years, less capital distributions paid over the comparable time period.  Insured institutions are required to file an application with the OTS for capital distributions.  Dividends totaling  $3.5 million were paid to Cheviot Financial Corp. in 2009.

Regulations of the OTS governing mutual holding companies permit Cheviot Mutual Holding Company (the “Holding Company”) to waive the receipt by it of any common stock dividend declared by Cheviot Financial or the Savings Bank, provided the OTS does not object to such waiver.  Pursuant to these provisions, the Holding Company waived  $1.3 as of June 30, 2011 and  $2.4 million in dividends during 2010.

CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	42 Months Ended
Jun. 30, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of June 30, 2011 (unaudited) and December 31, 2010 and 2009, and the results of its operations and its cash flows for the six months ended June 30, 2011 and 2010 (unaudited) and the years ended December 31, 2010, 2009 and 2008:

STATEMENT OF FINANCIAL CONDITION
For the six months ended June 30, 2011 (unaudited) and the December 31, 2010 and 2009
(In thousands)

	(Unaudited)	2010	2009
	June 30, 2011
ASSETS

Cash in Cheviot Savings Bank	$944	$8,015	$6,705
Cash and due from banks	35	32	33
Investment securities available for sale – at fair value	-	3,011	6,036
Loan receivable - ESOP	1,223	1,223	1,600
Investment in Cheviot Savings Bank	69,368	56,833	54,241
Accrued interest receivable on investments and interest-bearing deposits	-	12	20
Prepaid expenses and other assets	254	-	-
Prepaid federal income taxes	-	442	134

Total assets	$71,824	$69,568	$68,769

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$57	$70	$12
Accrued federal income taxes	309	-	-
Deferred federal income taxes	118	79	7
Total liabilities	484	149	19

Common stock	99	99	99
Additional paid-in capital	43,873	43,878	43,819
Shares acquired by stock benefit plans	(1,270)	(1,302)	(2,069)
Treasury stock	(12,859)	(12,860)	(12,828)
Retained earnings	41,294	40,655	40,109
Accumulated comprehensive loss,
Unrealized losses on securities available for sale, net of tax benefits	203	(1,051)	(380)

Total shareholders’ equity	$71,340	$69,419	$68,750

Total liabilities and shareholders’ equity	$71,824	$69,568	$68,769

STATEMENT OF EARNINGS
For the six months ended June 30, 2011 and 2010 (unaudited) and the year ended December 31, 2010, 2009 and 2008
(In thousands)

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30, 2010	2010	2009	2008

Income
Interest income	$39	$93	$166	$68	$70
Equity in earnings of
Cheviot Savings Bank	1,625	1,101	2,429	1,218	1,528
Total income	1,664	1,194	2,595	1,286	1,598

General, administrative and other expense	297	123	849	245	240
Earnings before federal income tax benefits	1,367	1,071	1,746	1,041	1,358

Federal income tax benefits	(88)	(10)	(232)	(60)	(58)

Net earnings	$1,455	$1,081	$1,978	$1,101	$1,416

STATEMENT OF CASH FLOWS
Six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008
(In thousands)

	(Unaudited)	(Unaudited)	At December 31,
	June 30, 2011	June 30,2010	2010	2009	2008

Cash flows provided (used) by operating activities:
Net earnings for the year	$1,455	$1,081	$1,978	$1,101	$1,416
Amortization of premiums and discounts on investment securities, net	-	14	17	21	-
Equity in undistributed earnings of Cheviot Savings Bank	(1,652)	(1,580)	(2,901)	1,664	(2,143)
Amortization of expense related to stock benefit plans	18	390	730	706	715
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	12	(11)	8	(20)	-
Prepaid expenses and other assets	(253)	(32)	19	466	(466)
Accounts payable and other liabilities	(12)	(11)	58	(87)	4
Prepaid federal income taxes
Current	750	(10)	(308)	(59)	(62)
Deferred	42	-	75	-	-
Net cash provided (used) by operating activities	360	(159)	(324)	3,792	(536)

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	(7,000)	(6,999)	(8,039)	-
Proceeds from maturity of investment securities – available for sale	3,000	4,000	10,000	2,000	-
Cash paid for acquisition, net of cash received	(9,622)	-	-	-	-
Net cash flows provided (used) by investing activities	(6,622)	(3,000)	3,001	(6,039)	-

Cash flows used in financing activities:
Stock option expense, net	10	86	96	248	245
Treasury stock repurchases	-	(32)	(32)	(29)	(725)
Dividends paid	(816)	(747)	(1,432)	(1,268)	(1,153)
Net cash used in financing activities	(806)	(693)	(1,368)	(1,049)	(1,633)

Net increase (decrease) in cash and cash equivalents	(7,068)	(3,852)	1,309	(3,296)	(2,169)

Cash and cash equivalents at beginning of year	8,047	6,738	6,738	10,034	12,203

Cash and cash equivalents at end of year	$979	$2,886	$8,047	$6,738	$10,034

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	42 Months Ended
Jun. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
NOTE L - QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the Corporation’s quarterly results for the six months ended June 30, 2011 (unaudited) and years ended December 31, 2010 and 2009.

	Three Months Ended
	June 30,	March 31,
2011:	(In thousands, except per share data)

Total interest income	$6,212	$3,947
Total interest expense	1,626	1,205

Net interest income	4,586	2,742
Provision for losses on loans	50	150
Net interest income after provision for loan losses	4,536	2,592
Other income	927	260
General, administrative and other expense	4,270	2,300

Earnings before income taxes	1,193	552
Federal income taxes	290	-

Net earnings	$903	$552

Earnings per share:
Basic and diluted	$.10	$.06

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2010:	(In thousands, except per share data)

Total interest income	$3,597	$3,841	$3,993	$4,007
Total interest expense	1,066	1,130	1,221	1,281

Net interest income	2,531	2,711	2,772	2,726
Provision for losses on loans	300	150	60	40
Net interest income after provision for loan losses	2,231	2,561	2,712	2,686
Other income	481	473	187	182
General, administrative and other expense	2,415	2,061	1,966	2,098

Earnings before income taxes	297	973	933	770
Federal income taxes	83	290	355	267

Net earnings	$214	$683	$578	$503

Earnings per share:
Basic and diluted	$.03	$.08	$.06	$.06

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
2009:	(In thousands, except per share data)

Total interest income	$3,955	$4,081	$4,105	$4,332
Total interest expense	1,431	1,591	1,718	1,845

Net interest income	2,524	2,490	2,387	2,487
Provision for losses on loans	50	351	115	337
Net interest income after provision for loan losses	2,474	2,139	2,272	2,150
Other income	160	179	243	231
General, administrative and other expense	2,097	1,883	2,181	1,980

Earnings before income taxes	537	435	334	401
Federal income taxes	195	194	109	108

Net earnings	$342	$241	$225	$293

Earnings per share:
Basic and diluted	$.04	$.03	$.03	$.03

ACQUISITION OF FIRST FRANKLIN CORPORATION (UNAUDITED)	42 Months Ended
Jun. 30, 2011
Business Combinations [Abstract]
ACQUISITION OF FIRST FRANKLIN CORPORATION (UNAUDITED)
NOTE M – ACQUISITION OF FIRST FRANKLIN CORPORATION (UNAUDITED)

On March 1, 2011 the Corporation received approval from the Office of Thrift Supervision to acquire First Franklin Corporation (First Franklin) and its subsidiary Franklin Savings and Loan Company, an Ohio chartered savings and loan association.  Under the terms of the agreement the shareholders of First Franklin will receive in cash,  $14.50 for each share of common stock held on the closing date.  In addition, the merger agreement provides that all options to purchase First Franklin stock that are outstanding and unexercised, immediately prior to the closing under First Franklin’s various stock option plans, will be cancelled in exchange for a cash payment equal to the positive difference between  $14.50 and the exercise price.

As previously stated, on March 16, 2011, Cheviot Financial, and its wholly owned subsidiary, Cheviot Savings Bank, completed the acquisition of First Franklin and its wholly-owned subsidiary, Franklin Savings.  The acquisition was consummated in accordance with an Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 12, 2010, by and among Cheviot Financial Corp., Cheviot Savings Bank, Cheviot Merger Subsidiary, Inc., First Franklin and Franklin Savings.

At the effective time of the acquisition, each share of common stock, par value  $0.01 per share, of First Franklin (other than shares owned by First Franklin, Cheviot Financial, Cheviot Savings Bank and Merger Subsidiary) was converted into the right to receive  $14.50 in cash.  Each First Franklin stock option outstanding at the time of the closing was converted into an amount of cash equal to the positive difference, if any, between  $14.50 and the exercise price of such stock option.  The aggregate cash consideration paid in the acquisition (including the cancellation of stock options) was approximately  $24.7 million.

The acquired assets and assumed liabilities were measured at estimated fair values, as required by the FASB under Business Combinations.  Management made significant estimates and exercised significant judgment in accounting for the acquisition.  Management measured loan fair values based on loan file reviews (including borrower financial statements or tax returns), appraised collateral values, expected cash flows and historical loss factors of Franklin Savings.  Real estate acquired through foreclosure was primarily valued based on appraised collateral values.  The Corporation also recorded an identifiable intangible asset representing the core deposit base of Franklin Savings based on management’s evaluation of the cost of such deposits relative to alternative funding sources.  Management used significant estimates including the average lives of depository accounts, future interest rate levels and the cost of servicing various depository products.  Management used market quotations to fair value investment securities and FHLB advances.

The business combination resulted in the acquisition of loans with and without evidence of credit quality deterioration.  First Franklin’s loans were deemed impaired at the acquisition date if Cheviot Financial did not expect to receive all contractually required cash flows due to concerns about credit quality.  Such loans were fair valued and the difference between contractually required payments at the acquisition date and cash flows expected to be collected was recorded as a nonaccretable difference.  At the acquisition date, Cheviot Financial recorded  $25.0 million of purchased credit-impaired loans subject to a nonaccretable difference of  $5.5 million.  The method of measuring carrying value of purchased loans differs from loans originated by the Corporation (originated loans), and as such, the Corporation identifies purchased loans and purchased loans with a credit quality discount and originated loans at amortized cost.  At June 30, 2011, the loans acquired with deteriorated credit quality decreased to  $17.3 million as a result of payments and other exit activities.

First Franklin’s loans without evidence of credit deterioration were fair valued by discounting both expected principal and interest cash flows using an observable discount rate for similar instruments that a market participant would consider in determining fair value. Additionally, consideration was given to management’s best estimates of default rates and payment speeds.  At acquisition, First Franklin’s loan portfolio without evidence of deterioration totaled  $173.2 million and was recorded at a fair value of  $171.6 million.

The following table summarizes the purchase of First Franklin as of March 16, 2011:

Purchase price
First Franklin common shares outstanding (in thousands)	1,693
Purchase price per share of First Franklin’s common stock	$14.50
Total value of the First Franklin’s common stock	$24,549
Fair value of outstanding employee stock awards, net of tax	131

Total purchase price	$24,680

Allocation of purchase price
Stockholders’ equity	$20,755

Pre-tax adjustments to reflect acquired assets and liabilities at fair value:
Loans receivable	(2,462)
Real estate owned	(750)
Office premises and equipment	1,970
Core deposit intangible	1,298
Certificates of deposit	(2,718)
Advances from the Federal Home Loan Bank	(838)
Contractual obligations	(4,390)
Other assets/liabilities	427
Pre-tax total adjustments	(7,463)

Deferred income tax benefits, net of valuation allowance	1,079
After-tax total adjustments	(6,384)
Fair value of net assets acquired	14,371

Goodwill resulting from the First Franklin acquisition	$10,309

The following condensed statement reflects the values assigned to First Franklin’s net assets as of the acquisition date:

March 16,
2011
(in thousands)

Assets:
Cash and cash equivalents	$20,480
Investment securities	15,618
Mortgage-backed securities	4,497
Loans receivable – net	196,519
Real estate acquired through foreclosure	2,404
Office premises and equipment	4,927
Goodwill and intangible assets	11,607

Other assets	21,509
Total Assets	$277,561

Liabilities:
Deposits	$221,528
Advances from the Federal Home Loan Bank	23,216
Other borrowings	1,490
Accrued expenses and other liabilities	6,647
Total liabilities	252,881

Fair value of net assets acquired	$24,680

The Corporation recorded goodwill and other intangibles associated with the purchase of First Franklin and Franklin Savings totaling  $11.6 million.  Goodwill is not amortized, but is periodically evaluated for impairment.  The Corporation did not recognize any impairment during the quarter ended June 30, 2011.  The carrying amount of the goodwill at June 30, 2011 was  $10.3 million.

Identifiable intangibles are amortized to their estimated residual values over the expected useful lives.  Such lives are also periodically reassessed to determine if any amortization period adjustments are required.  During the quarter ended June, 2011, no such adjustments were recorded.  The identifiable intangible asset consists of a core deposit intangible which is being amortized on an accelerated basis over the useful life of such asset. The gross carrying amount of the core deposit intangible at June 30, 2011 was  $1.2 million with  $90,000 in accumulated amortization as of that date.

As of June 30, 2011, the current year and estimated future amortization expense for the core deposit intangible was:

	2011	$180
	2012	282
	2013	206
	2014	149
	2015	116
	2016	110
	2017	110
	2018	55
Total		$1,208

SUBSEQUENT EVENTS	42 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE N – SUBSEQUENT EVENTS

Adoption of Plan of Conversion

On July 12, 2011 Cheviot Mutual Holding Company and the Corporation adopted a Plan of Conversion whereby the mutual holding company would convert from mutual to stock form.  As part of the Plan of Conversion the pro forma value of the 62% of the Corporation owed by the Mutual Holding Company would be sold in a subscription and community offering and, if necessary, a syndicated community offering.  The Plan of Conversion is subject to regulatory approval as well as the approval of the Mutual Holding Company’s members and the Corporation’s stockholders.

Subsequent Event – Sunset of Office of Thrift Supervision

Effective July 21, 2011 Cheviot Financial Corp. became subject to regulation and supervision by the Board of Governors of the Federal Reserve System and the Savings Bank became regulated by the FDIC, in each case, instead of the Office of Thrift Supervision.  Compliance with new regulations and being supervised by one or more new regulatory agencies could increase our expenses.